Commercial Aerospace Industry Assets and Commitments (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounts Notes And Loans Receivable [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Asset	$ 11,000,000,000
Commercial Aerospace [Member]
Accounts Notes And Loans Receivable [Line Items]
Guarantee Obligations Maximum Exposure	615,000,000	346,000,000
Commercial Aerospace [Member]
Accounts Notes And Loans Receivable [Line Items]
Accounts, Notes, Loans and Financing Receivable, gross	6,193,000,000	5,731,000,000
Products Under Lease	662,000,000
Notes Receivable Gross	586,000,000
Notes and leases, future minimum payments receivable, current	107,000,000
Notes and leases, future minimum payments, receivable in two years	70,000,000
Notes and leases, future minimum payments, receivable in three years	59,000,000
Notes and leases, future minimum payments, receivable in four years	59,000,000
Notes and leases, future minimum payments, receivable in five years	48,000,000
Notes and Leases, Future Minimum Payments, Receivable Due Thereafter	243,000,000
Notes and leases, future commitments, committed	4,031,000,000
Notes and leases, future commitments, current	440,000,000
Notes and leases, future commitments, exercisable in two years	789,000,000
Notes and leases, future commitments, exercisable in three years	852,000,000
Notes and leases, future commitments, exercisable in four years	781,000,000
Notes and leases, future commitments, exercisable in five years	231,000,000
Notes and leases, future commitments, exercisable thereafter	938,000,000
Deferred Assets Long Term Aftermarket Maintenance Contract	677,000,000	391,000,000
Deferred Revenues Long Term Aftermarket Maintenance Contract	3,117,000,000	2,760,000,000
Allowance For Accounts Notes Receivable	243,000,000	210,000,000
Guarantee Obligations And Rental Commitments Current Carrying Value	76,000,000	67,000,000
Other notes and leases, future commitments, committed	7,227,000,000
Other notes and leases, future commitments, current	656,000,000
Other notes and leases, future commitments, exercisable in two years	664,000,000
Other notes and leases, future commitments, exercisable in three years	710,000,000
Other notes and leases, future commitments, exercisable in four years	689,000,000
Other notes and leases, future commitments, exercisable in five years	598,000,000
Other notes and leases, future commitments, exercisable thereafter	3,910,000,000
Notes and leases, future commitments, collaborators' share, committed	(3,209,000,000)
Notes and leases, future commitments, collaborators' share, current	(342,000,000)
Notes and leases, future commitments, collaborators' share, exercisable in two years	(454,000,000)
Notes and leases, future commitments, collaborators' share, exercisable in three years	(516,000,000)
Notes and leases, future commitments, collaborators' share, exercisable in four years	(487,000,000)
Notes and leases, future commitments, collaborators' share, exercisable in five years	(225,000,000)
Notes and leases, future commitments, collaborators' share, exercisable thereafter	(1,185,000,000)
Notes and leases, future commitments, committed, Total	8,049,000,000
Notes and leases, future commitments, current, Total	754,000,000
Notes and leases, future commitments, exercisable in two years, Total	999,000,000
Notes and leases, future commitments, exercisable in three years, Total	1,046,000,000
Notes and leases, future commitments, exercisable in four years, Total	983,000,000
Notes and leases, future commitments, exercisable in five years, Total	604,000,000
Notes and leases, future commitments, exercisable thereafter, Total	3,663,000,000
International Aero Engines AG [Member]
Accounts Notes And Loans Receivable [Line Items]
UTX_BusinessAcquisitionCostOfAcquiredEntityPurchasePrice	$ 1,500,000,000